Note 9 - Convertible Notes - Schedule Of Convertible Notes Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible Debt, Total	$ 4,538	$ 2,895
Less current portion	625	0
Convertible Debt, Noncurrent	$ 3,913	2,895
Convertible Notes dated September 10, 2018 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.40
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 200	200
Convertible Note Dated September 19, 2018 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.57
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 425	425
Convertible Notes Dated February/March 2019 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.25
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 750	750
Convertible Notes Dated June/July 2019 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.10
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 295	320
Convertible Notes Dated July 18, 2019 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.08
Effective Interest Rate	7.50%
Convertible Debt, Total	$ 700	700
Convertible Notes Dated September 13, 2019 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.10
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 50	50
Convertible Notes Dated January 8, 2020 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.13
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 450	450
Convertible Notes Dated May-August 2022 [Member]
Fixed Conversion Rate (in dollars per share)	$ 0.13
Effective Interest Rate	8.00%
Convertible Debt, Total	$ 1,668	$ 0